Note 7 - Commitments and Contingencies	3 Months Ended
Nov. 30, 2012
Notes
Note 7 - Commitments and Contingencies:

Note 7 – Commitments and Contingencies:

In February, 2010, the Company leased office and laboratory space in Newbury Park, California for five years for monthly rental payments of $2,100 per month.

 Lease Commitments – following five fiscal years:

Fiscal year ended August 31, 2012

2012	$25,200
2013	25,200
2014	4,200
54,600